Fair Values Of Financial Instruments - Instruments Measured At Fair Value Were Transferred From Level 2 To Level 1 Of The Fair Value Hierarchy (Parenthetical) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers from Level 2 to Level 1	$ 0
Treasury Bonds adjusted by 1.20% CER in pesos maturing 03-18-2022
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Coupon Equivalent Rate	1.20%
Transfers from Level 2 to Level 1	$ 0	$ 8,231,290
Treasury Bonds adjusted by 1.50% CER in pesos maturing 03-25-2024
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Coupon Equivalent Rate	1.50%
Transfers from Level 2 to Level 1	$ 0	24,803,535
Treasury Bonds adjusted by 1.40% CER in pesos maturing 03-25-2023
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Coupon Equivalent Rate	1.40%
Transfers from Level 2 to Level 1	$ 0	18,929,424
Treasury Bonds adjusted by 1.30% CER in pesos maturing 09-20-2022
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Coupon Equivalent Rate	1.30%
Transfers from Level 2 to Level 1	$ 0	$ 21,055,446